Supplemental Guarantor Information - Supplemental Condensed Consolidating Statement of Operations and Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES AND OTHER:
Oil and gas production revenues									$ 6,510	$ 12,795	$ 14,825
Other									98	285	(315)
Gain (loss) on divestiture	$ 77	$ (5)	$ 227	$ (18)	$ (824)	$ 0	$ (787)	$ 3	281	(1,608)	(1,231)
Total revenues and other									6,889	11,472	13,279
OPERATING EXPENSES:
Lease operating expenses									1,854	2,238	2,650
Gathering and transportation									211	273	288
Taxes other than income									282	577	772
Exploration									2,771	2,499	942
General and administrative									380	453	491
Depreciation, depletion, and amortization									3,300	4,526	5,057
Asset retirement obligation accretion									145	154	211
Asset impairments	5,100	4,100	660	2,100	8,700	123	162	115	9,472	7,102	1,443
Transaction, reorganization, and separation									132	67	33
Financing costs, net									511	413	445
Total operating expenses									19,058	18,302	12,332
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									(12,169)	(6,830)	947
Provision (benefit) for income taxes									(1,010)	(518)	941
Net income (loss) from continuing operations including noncontrolling interest	(5,055)	(4,119)	(917)	(1,068)	(6,308)	(341)	(303)	640	(11,159)	(6,312)	6
Net income (loss) from discontinued operations, net of tax	627	(17)	120	(238)	(983)	(247)	68	(545)	492	(1,707)	438
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	(4,428)	(4,136)	(797)	(1,306)	(7,291)	(588)	(235)	95	(10,667)	(8,019)	444
Preferred stock dividends									0	0	44
Net income attributable to noncontrolling interest									(315)	341	56
Net income (loss) attributable to common shareholders	$ (4,015)	$ (4,143)	$ (860)	$ (1,334)	$ (7,297)	$ (691)	$ (354)	$ (18)	(10,352)	(8,360)	344
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK									(10,355)	(8,361)	360
Reclassifications & Eliminations [Member]
REVENUES AND OTHER:
Equity in net income (loss) of affiliates									5,937	4,607	(788)
Other									19	5	(4)
Total revenues and other									5,956	4,612	(792)
OPERATING EXPENSES:
General and administrative									19	5	(4)
Total operating expenses									19	5	(4)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									5,937	4,607	(788)
Net income (loss) from continuing operations including noncontrolling interest									5,937	4,607	(788)
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST									5,937	4,607	(788)
Net income (loss) attributable to common shareholders									5,937	4,607	(788)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK									5,937	4,607	(788)
Apache Corporation [Member]
REVENUES AND OTHER:
Oil and gas production revenues									1,446	3,399	4,585
Equity in net income (loss) of affiliates									(5,254)	(3,489)	722
Other									(71)	375	(399)
Gain (loss) on divestiture									36	(1,031)	(670)
Total revenues and other									(3,843)	(746)	4,238
OPERATING EXPENSES:
Lease operating expenses									399	509	939
Gathering and transportation									35	58	61
Taxes other than income									103	206	190
Exploration									2,096	1,966	332
General and administrative									296	370	411
Depreciation, depletion, and amortization									966	1,493	1,668
Asset retirement obligation accretion									15	31	67
Asset impairments									3,885	1,626	60
Transaction, reorganization, and separation									132	67	33
Financing costs, net									475	372	339
Total operating expenses									8,402	6,698	4,100
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									(12,245)	(7,444)	138
Provision (benefit) for income taxes									(2,065)	789	(250)
Net income (loss) from continuing operations including noncontrolling interest									(10,180)	(8,233)	388
Net income (loss) from discontinued operations, net of tax									(172)	(127)
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST									(10,352)	(8,360)	388
Preferred stock dividends											44
Net income (loss) attributable to common shareholders									(10,352)	(8,360)	344
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK									(10,355)	(8,361)	360
Apache Finance Canada [Member]
REVENUES AND OTHER:
Equity in net income (loss) of affiliates									(740)	(1,191)	30
Other									54	55	61
Total revenues and other									(686)	(1,136)	91
OPERATING EXPENSES:
Financing costs, net									(14)	(24)	5
Total operating expenses									(14)	(24)	5
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									(672)	(1,112)	86
Provision (benefit) for income taxes									11	6	20
Net income (loss) from continuing operations including noncontrolling interest									(683)	(1,118)	66
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST									(683)	(1,118)	66
Net income (loss) attributable to common shareholders									(683)	(1,118)	66
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK									(683)	(1,118)	66
All Other Subsidiaries of Apache Corporation [Member]
REVENUES AND OTHER:
Oil and gas production revenues									5,064	9,396	10,240
Equity in net income (loss) of affiliates									57	73	36
Other									96	(150)	27
Gain (loss) on divestiture									245	(577)	(561)
Total revenues and other									5,462	8,742	9,742
OPERATING EXPENSES:
Lease operating expenses									1,455	1,729	1,711
Gathering and transportation									176	215	227
Taxes other than income									179	371	582
Exploration									675	533	610
General and administrative									65	78	84
Depreciation, depletion, and amortization									2,334	3,033	3,389
Asset retirement obligation accretion									130	123	144
Asset impairments									5,587	5,476	1,383
Financing costs, net									50	65	101
Total operating expenses									10,651	11,623	8,231
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									(5,189)	(2,881)	1,511
Provision (benefit) for income taxes									1,044	(1,313)	1,171
Net income (loss) from continuing operations including noncontrolling interest									(6,233)	(1,568)	340
Net income (loss) from discontinued operations, net of tax									664	(1,580)	438
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST									(5,569)	(3,148)	778
Net income attributable to noncontrolling interest									(315)	341	56
Net income (loss) attributable to common shareholders									(5,254)	(3,489)	722
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCK									$ (5,254)	$ (3,489)	$ 722